SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2017
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	-
Paintings and Works Of Art [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	-
Carpets and Curtains [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
IT Systems and Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
ATMs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Telephone And Communication Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Security Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Rights Over Telephone Lines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Air Conditioning Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P84M
Other installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P120M
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P1200M